Schedule of Investments (unaudited) March 31, 2021	BlackRock Health Sciences Trust (BME) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 18.9%
Acceleron Pharma, Inc.(a)(b)	38,325	$5,197,253
Acerta Pharma BV, Series B, (Acquired 05/06/15, Cost: $986,402)(c)(d)	17,146,440	2,375,125
Agios Pharmaceuticals, Inc.(a)(b)	21,625	1,116,715
Allakos, Inc.(a)(b)	22,275	2,556,724
Allogene Therapeutics, Inc.(a)(b)	30,786	1,086,746
Alnylam Pharmaceuticals, Inc.(a)(b)	34,003	4,800,884
Amgen, Inc.(a)	62,397	15,524,998
Annexon, Inc., (Acquired 06/26/20, Cost: $190,006)(d)	15,164	422,166
Apellis Pharmaceuticals, Inc.(a)(b)	15,300	656,523
Arcutis Biotherapeutics, Inc.02/03/21(a)(b)	42,854	1,239,766
Arena Pharmaceuticals, Inc.(a)(b)	14,984	1,039,740
Argenx SE, ADR(a)(b)	4,800	1,321,872
Atreca, Inc., Class A(b)	7,258	111,265
Biogen, Inc.(a)(b)	10,940	3,060,465
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	6,445	440,516
BioMarin Pharmaceutical, Inc.(a)(b)	14,814	1,118,605
Blueprint Medicines Corp.(a)(b)	9,623	935,644
Bridgebio Pharma, Inc.(a)(b)	13,427	827,103
Cerevel Therapeutics Holdings, Inc.(b)	12,589	172,847
ChemoCentryx, Inc.(a)(b)	9,383	480,785
Connect Biopharma Holdings Ltd.(b)	12,117	224,164
Cytokinetics, Inc.(a)(b)	16,280	378,673
Decibel Therapeutics, Inc.(b)	25,174	285,977
Decibel Therapeutics, Inc., (Acquired 11/02/20, Cost: $198,658)(d)	21,710	237,514
Design Therapeutics, Inc.(b)	13,967	417,613
Dicerna Pharmaceuticals, Inc.(a)(b)	14,790	378,180
Enanta Pharmaceuticals, Inc.(a)(b)	5,480	270,274
Everest Medicines LTD, (Acquired 09/30/20, Cost: $218,631)(d)	30,500	287,836
Exact Sciences Corp.(a)(b)	14,000	1,844,920
Forma Therapeutics Holdings, Inc.(b)	11,947	334,755
Genmab A/S(b)	14,763	4,855,458
Genmab A/S, ADR(a)(b)	51,161	1,679,616
Gilead Sciences, Inc.(a)	206,984	13,377,376
Global Blood Therapeutics, Inc.(a)(b)	17,269	703,712
Halozyme Therapeutics, Inc.(a)(b)	21,055	877,783
Immunocore Holdings PLC, ADR(b)	9,668	411,567
Incyte Corp.(a)(b)	23,637	1,920,979
Intellia Therapeutics, Inc.(a)(b)	6,359	510,341
Iovance Biotherapeutics, Inc.(a)(b)	30,790	974,811
Kodiak Sciences, Inc.(a)(b)	9,010	1,021,644
Kronos Bio, Inc., (Acquired 10/09/20, Cost: $260,000), 8/20/2020(d)	16,099	470,301
Krystal Biotech, Inc.(b)	3,730	287,359
Mersana Therapeutics, Inc.(a)(b)	57,220	925,820
Mirati Therapeutics, Inc.(a)(b)	14,516	2,486,591
Molecular Templates, Inc.(a)(b)	21,176	267,241
Neurocrine Biosciences, Inc.(a)(b)	18,372	1,786,677
Prothena Corp. PLC(a)(b)	21,064	529,128
PTC Therapeutics, Inc.(b)	4,745	224,676
Rapt Therapeutics, Inc.(a)(b)	8,660	192,252
Regeneron Pharmaceuticals, Inc.(a)(b)	11,420	5,403,259
Relay Therapeutics, Inc.(b)	10,918	377,435
Remegen Co. Ltd., (Acquired 11/03/20, Cost: $369,944), 11/3/2021(d)	54,500	669,180
Sage Therapeutics, Inc.(a)(b)	7,085	530,312
Sarepta Therapeutics, Inc.(a)(b)	8,718	649,752

Security	Shares	Value

Biotechnology (continued)
Seagen, Inc.(a)(b)	65,708	$9,124,213
Seres Therapeutics, Inc.(a)(b)	11,900	245,021
Sigilon Therapeutics, Inc., (Acquired 02/14/20, Cost: $264,000)(d)	19,555	429,406
Stoke Therapeutics, Inc.(a)(b)	4,431	172,100
Taysha Gene Therapies, Inc.(b)	13,722	278,557
Taysha Gene Therapies, Inc.	17,214	349,444
TCR2 Therapeutics, Inc.(a)(b)	10,160	224,333
Vertex Pharmaceuticals, Inc.(a)(b)	21,723	4,668,055

		105,770,047

Diversified Financial Services(b) — 0.4%
ARYA Sciences Acquisition Corp. III, Class A	16,560	228,197
BCTG Acquisition Corp.	8,720	96,966
Deerfield Healthcare Technology Acquisitions Corp., Class A(e)	21,007	254,605
Health Assurance Acquisition Corp., Class A	90,235	922,202
Health Sciences Acquisitions Corp.	13,696	153,806
Helix Acquisition Corp., Class A	11,715	119,610
MedTech Acquisition Corp., Class A	42,753	412,566
Therapeutics Acquisition Corp., Class A	27,000	283,770

		2,471,722

Health Care Equipment & Supplies — 30.1%
Abbott Laboratories(a)	241,542	28,946,393
ABIOMED, Inc.(a)(b)	10,709	3,413,280
Alcon, Inc.(a)(b)	103,355	7,253,454
Baxter International, Inc.(a)	71,417	6,023,310
Becton Dickinson and Co.(a)	31,871	7,749,434
Boston Scientific Corp.(a)(b)	372,187	14,385,028
Butterfly Network, Inc.(b)	35,345	594,856
DENTSPLY SIRONA, Inc.(a)	58,050	3,704,171
DexCom, Inc.(a)(b)	9,385	3,372,875
Edwards Lifesciences Corp.(a)(b)	143,505	12,002,758
Envista Holdings Corp.(a)(b)	36,720	1,498,176
Intuitive Surgical, Inc.(a)(b)	16,663	12,312,957
Kangji Medical Holdings Ltd.(b)	264,936	317,564
Masimo Corp.(a)(b)	22,110	5,077,783
Medtronic PLC(a)	152,096	17,967,100
Nevro Corp.(a)(b)	13,928	1,942,956
Novocure Ltd.(a)(b)	5,958	787,528
ResMed, Inc.(a)	29,932	5,807,407
Silk Road Medical, Inc.(a)(b)	9,077	459,750
Straumann Holding AG, Registered Shares	2,745	3,427,181
Stryker Corp.(a)	55,111	13,423,937
Teleflex, Inc.(a)	19,140	7,951,904
Zimmer Biomet Holdings, Inc.(a)	60,537	9,690,763

		168,110,565

Health Care Providers & Services — 20.5%
Alignment Healthcare, Inc.(b)(e)	50,071	1,098,057
Amedisys, Inc.(a)(b)	19,757	5,231,456
AmerisourceBergen Corp.(a)	14,280	1,686,040
Anthem, Inc.(a)	35,497	12,741,648
Cardinal Health, Inc.(a)	64,565	3,922,324
Centene Corp.(a)(b)	99,507	6,359,492
Cigna Corp.(a)	63,694	15,397,388
Encompass Health Corp.(a)	40,167	3,289,677
Guardant Health, Inc.(a)(b)	7,365	1,124,267
Henry Schein, Inc.(a)(b)	34,520	2,390,165
Humana, Inc.(a)	35,650	14,946,263
Innovage Holding Corp.(b)	13,434	346,463
LHC Group, Inc.(a)(b)	20,224	3,867,031

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Health Sciences Trust (BME) (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
McKesson Corp.(a)	6,180	$1,205,347
Oak Street Health, Inc.(a)(b)	54,700	2,968,569
Quest Diagnostics, Inc.(a)	12,824	1,645,832
UnitedHealth Group, Inc.(a)(f)	97,849	36,406,677

		114,626,696

Health Care Technology — 0.7%
Teladoc Health, Inc.(a)(b)	21,980	3,994,865

Insurance — 0.1%
GoHealth, Inc., Class A(b)	36,551	427,281

Internet & Direct Marketing Retail — 0.4%
JD Health International, Inc., (Acquired 12/01/20, Cost: $1,501,357)(d)	163,250	2,296,536

Life Sciences Tools & Services — 8.2%
Agilent Technologies, Inc.(a)	13,960	1,774,874
Avantor, Inc.(a)(b)	115,584	3,343,845
Illumina, Inc.(a)(b)	14,027	5,387,210
IQVIA Holdings, Inc.(a)(b)	37,863	7,312,860
PPD, Inc.(a)(b)	95,400	3,609,936
Thermo Fisher Scientific, Inc.(a)	36,003	16,431,049
WuXi AppTec Co. Ltd., Class H(g)	210,485	4,156,508
Wuxi Biologics Cayman, Inc.(b)(g)	297,500	3,751,697

		45,767,979

Pharmaceuticals — 18.7%
Bristol-Myers Squibb Co.(a)	167,023	10,544,162
Daiichi Sankyo Co. Ltd	37,100	1,082,421
Eisai Co. Ltd.	24,300	1,633,301
Elanco Animal Health, Inc.(b)	65,535	1,930,006
Eli Lilly & Co.(a)	91,878	17,164,648
Hansoh Pharmaceutical Group Co. Ltd.(b)(g)	882,438	4,233,055
Horizon Therapeutics PLC(a)(b)	19,295	1,775,912
Hua Medicine(b)(e)(g)	735,105	420,784
Johnson & Johnson(a)	151,324	24,870,099
Merck & Co., Inc.(a)	73,837	5,692,094
Merck KGaA	17,316	2,961,972
Nektar Therapeutics(a)(b)	24,513	490,260
Pfizer, Inc.(a)	309,548	11,214,924
Roche Holding AG	7,972	2,582,474
Sanofi	68,800	6,803,230
Sanofi, ADR(a)	54,625	2,701,752
Zoetis, Inc.(a)	54,489	8,580,928

		104,682,022

Total Common Stocks — 98.0% (Cost: $337,754,669)		548,147,713

Security	Benefical Interest (000)	Value

Other Interests

Pharmaceuticals — 0.1%
Afferent Pharmaceuticals, Inc.(c)	$190	$270,027

Total Other Interests — 0.1% (Cost: $ — )		270,027

	Shares

Preferred Securities

Preferred Stocks — 0.7%(d)

Biotechnology — 0.4%
Cellarity, Inc., Series B, (Acquired 01/15/21, Cost: $265,002)(c)	44,167	265,002
Acumen Pharmaceuticals, Inc., Series B, (Acquired 11/20/20, Cost: $348,001)(c)	136,471	348,001
Affinvax, Inc., (Acquired 01/06/21, Cost: $199,992)(c)	6,331	199,992
Ambrx Biopharma, Inc.(c)
Series A, (Acquired 11/06/20, Cost: $250,001)	159,931	289,475
Series B, (Acquired 11/06/20, Cost: $250,001)	143,938	260,528
Connect Biopharma Holdings Ltd., Series C, (Acquired 12/01/20, Cost: $250,023)	22,809	402,275
Goldfinch Bio, Inc., Series B, (Acquired 06/26/20, Cost: $149,465)(c)	126,665	163,398
Imago Biosciences, Inc., (Acquired 11/12/20, Cost: $235,002)(c)	194,570	258,778
Neurogene, Inc., Series B, (Acquired 12/14/20, Cost: $156,340)(c)	64,074	156,341

		2,343,790

Health Care Equipment & Supplies — 0.2%
Nucleix Ltd., Series AA, (Acquired 03/25/21, Cost: $1,070,001)(c)	367,395	1,070,001

Pharmaceuticals — 0.1%
Insitro, Inc., Series C, (Acquired 03/10/21, Cost: $560,001)(c)	30,616	560,000

Total Preferred Stocks — 0.7%		3,973,791

Total Preferred Securities — 0.7% (Cost: $3,733,829)		3,973,791

Warrants

Biotechnology — 0.0%
Cerevel Therapeutics Holdings, Inc. (Expires 10/27/2025)(b)	4,196	17,707

Diversified Financial Services(b) — 0.0%
Deerfield Healthcare Technology Acquisitions Corp. (Expires 07/16/2025)	4,201	12,183
Health Assurance Acquisition Corp. (Expires 11/12/2025)	22,558	58,425
MedTech Acquisition Corp. (Expires 12/18/2025)	14,251	15,676

		86,284

2

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Health Sciences Trust (BME) (Percentages shown are based on Net Assets)

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%
Butterfly Network, Inc. (Expires 05/27/2025)(b)	11,781	$75,988

Pharmaceuticals — 0.0%
Nuvation Bio, Inc. (Expires 07/07/2025)(b)	4,050	10,814

Total Warrants — 0.0% (Cost: $134,776)		190,793

Total Long-Term Investments — 98.8% (Cost: $341,623,274)		552,582,324

Short-Term Securities

Money Market Funds — 2.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(h)(i)	11,483,604	11,483,604
SL Liquidity Series, LLC, Money Market Series, 0.16%(h)(i)(j)	525,809	525,967

Total Short-Term Securities — 2.2% (Cost: $12,009,581)		12,009,571

Total Investments Before Options Written — 101.0% (Cost: $353,632,855)		564,591,895

Options Written — (1.1)% (Premiums Received: $(5,945,964))		(5,981,283)

Total Investments, Net of Options Written — 99.9% (Cost: $347,686,891)		558,610,612

Other Assets Less Liabilities — 0.1%		476,322

Net Assets — 100.0%		$559,086,934

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $11,161,855, representing 2.00% of its net assets as of period end, and an original cost of $7,722,827.

(e)	All or a portion of this security is on loan.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares Held at 03/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$13,774,637	$—		$(2,291,033	)(a)	$—	$—	$11,483,604	11,483,604	$526		$—
SL Liquidity Series, LLC, Money Market Series	102,701	423,275	(a)	—		—	(9)	525,967	525,809	760(b	)	—

						$—	$(9)	$12,009,571		$1,286		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Baxter International, Inc.	59	04/01/21	USD	80.50	USD	498	$(24,190)
Boston Scientific Corp.	351	04/01/21	USD	39.00	USD	1,357	(2,457)
Edwards Lifesciences Corp.	112	04/01/21	USD	90.00	USD	937	(10,640)

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Gilead Sciences, Inc.	398	04/01/21	USD	66.50	USD	2,572	$(995)
Intuitive Surgical, Inc.	12	04/01/21	USD	797.50	USD	887	(5,160)
McKesson Corp.	6	04/01/21	USD	187.50	USD	117	(4,800)
Abbott Laboratories	174	04/09/21	USD	125.74	USD	2,085	(3,193)
AmerisourceBergen Corp.	27	04/09/21	USD	107.00	USD	319	(30,105)
Amgen, Inc.	50	04/09/21	USD	230.00	USD	1,244	(95,250)
Anthem, Inc.	51	04/09/21	USD	335.00	USD	1,831	(126,990)
Becton Dickinson and Co.	24	04/09/21	USD	255.00	USD	584	(600)
Biogen, Inc.	25	04/09/21	USD	282.50	USD	699	(13,875)
Bristol-Myers Squibb Co.	84	04/09/21	USD	63.00	USD	530	(6,636)
Cigna Corp.	33	04/09/21	USD	237.50	USD	798	(21,697)
Humana, Inc.	37	04/09/21	USD	410.00	USD	1,551	(45,325)
Illumina, Inc.	22	04/09/21	USD	455.00	USD	845	(6,160)
Johnson & Johnson	273	04/09/21	USD	162.50	USD	4,487	(77,805)
McKesson Corp.	6	04/09/21	USD	190.00	USD	117	(4,185)
Medtronic PLC	142	04/09/21	USD	121.00	USD	1,677	(7,455)
Nektar Therapeutics	98	04/09/21	USD	24.50	USD	196	(7,840)
Vertex Pharmaceuticals, Inc.	70	04/09/21	USD	222.50	USD	1,504	(13,825)
ABIOMED, Inc.	21	04/16/21	USD	340.00	USD	669	(5,355)
Acceleron Pharma, Inc.	96	04/16/21	USD	140.00	USD	1,302	(37,440)
Agilent Technologies, Inc.	55	04/16/21	USD	135.00	USD	699	(1,650)
Agios Pharmaceuticals, Inc.	36	04/16/21	USD	55.00	USD	186	(3,780)
Alcon, Inc.	117	04/16/21	USD	75.00	USD	821	(11,115)
Allakos, Inc.	42	04/16/21	USD	130.00	USD	482	(11,655)
Allogene Therapeutics, Inc.	123	04/16/21	USD	35.00	USD	434	(29,520)
Alnylam Pharmaceuticals, Inc.	72	04/16/21	USD	170.00	USD	1,017	(9,720)
Amedisys, Inc.	72	04/16/21	USD	280.00	USD	1,906	(38,520)
Amgen, Inc	71	04/16/21	USD	240.00	USD	1,767	(76,325)
Anthem, Inc.	51	04/16/21	USD	330.00	USD	1,831	(155,040)
Apellis Pharmaceuticals, Inc.	17	04/16/21	USD	50.00	USD	73	(595)
Arcutis Biotherapeutics, Inc.	21	04/16/21	USD	40.00	USD	61	(1,313)
Arena Pharmaceuticals, Inc.	59	04/16/21	USD	80.00	USD	409	(1,475)
Argenx SE	6	04/16/21	USD	320.00	USD	165	(2,940)
Avantor, Inc.	259	04/16/21	USD	30.00	USD	749	(9,713)
Baxter International, Inc.	145	04/16/21	USD	82.50	USD	1,223	(41,325)
Becton Dickinson and Co.	49	04/16/21	USD	260.00	USD	1,191	(1,715)
Biohaven Pharmaceutical Holding Co. Ltd.	25	04/16/21	USD	90.00	USD	171	(2,250)
BioMarin Pharmaceutical, Inc.	34	04/16/21	USD	95.00	USD	257	(255)
BioMarin Pharmaceutical, Inc.	101	04/16/21	USD	85.00	USD	763	(1,515)
Blueprint Medicines Corp.	19	04/16/21	USD	110.00	USD	185	(7,030)
Bridgebio Pharma, Inc.	39	04/16/21	USD	75.00	USD	240	(8,190)
Bristol-Myers Squibb Co.	170	04/16/21	USD	62.50	USD	1,073	(24,650)
Centene Corp.	72	04/16/21	USD	62.50	USD	460	(17,820)
ChemoCentryx, Inc.	20	04/16/21	USD	75.00	USD	102	(10,000)
Cigna Corp.	80	04/16/21	USD	220.00	USD	1,934	(179,600)
Cytokinetics, Inc.	32	04/16/21	USD	24.00	USD	74	(4,480)
DENTSPLY SIRONA, Inc.	135	04/16/21	USD	57.50	USD	861	(85,050)
Dicerna Pharmaceuticals, Inc.	29	04/16/21	USD	30.00	USD	74	(870)
Edwards Lifesciences Corp.	148	04/16/21	USD	85.00	USD	1,238	(17,020)
Encompass Health Corp.	80	04/16/21	USD	85.00	USD	655	(5,800)
Envista Holdings Corp.	130	04/16/21	USD	41.00	USD	530	(22,945)
Exact Sciences Corp.	28	04/16/21	USD	150.00	USD	369	(1,820)
Genmab A/S, ADR	88	04/16/21	USD	45.23	USD	289	(41)
Global Blood Therapeutics, Inc.	13	04/16/21	USD	60.00	USD	53	(325)
Guardant Health, Inc.	27	04/16/21	USD	155.00	USD	412	(14,040)
Halozyme Therapeutics, Inc.	103	04/16/21	USD	50.00	USD	429	(9,270)
Henry Schein, Inc.	61	04/16/21	USD	65.00	USD	422	(27,450)
Henry Schein, Inc.	61	04/16/21	USD	67.50	USD	422	(15,707)
Humana, Inc.	43	04/16/21	USD	410.00	USD	1,803	(62,350)
Incyte Corp.	118	04/16/21	USD	82.50	USD	959	(20,945)
Intellia Therapeutics, Inc.	8	04/16/21	USD	75.00	USD	64	(7,200)
Intuitive Surgical, Inc.	14	04/16/21	USD	730.00	USD	1,035	(30,170)

4

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Iovance Biotherapeutics, Inc.	61	04/16/21	USD	50.00	USD	193	$(2,440)
IQVIA Holdings, Inc.	100	04/16/21	USD	190.00	USD	1,931	(58,500)
Kodiak Sciences, Inc.	13	04/16/21	USD	155.00	USD	147	(1,885)
LHC Group, Inc.	18	04/16/21	USD	209.00	USD	344	(2,112)
Masimo Corp.	19	04/16/21	USD	275.00	USD	436	(855)
Masimo Corp.	91	04/16/21	USD	240.00	USD	2,090	(21,157)
Medtronic PLC	95	04/16/21	USD	120.00	USD	1,122	(12,160)
Merck & Co., Inc.	148	04/16/21	USD	77.50	USD	1,141	(14,356)
Mersana Therapeutics, Inc.	35	04/16/21	USD	22.50	USD	57	(525)
Molecular Templates, Inc.	42	04/16/21	USD	15.00	USD	53	(1,575)
Neurocrine Biosciences, Inc.	46	04/16/21	USD	115.00	USD	447	(1,035)
Nevro Corp.	24	04/16/21	USD	190.00	USD	335	(3,600)
PPD, Inc.	237	04/16/21	USD	40.00	USD	897	(7,703)
Prothena PLC	21	04/16/21	USD	23.05	USD	53	(6,798)
Rapt Therapeutics, Inc.	17	04/16/21	USD	22.50	USD	38	(3,740)
ResMed, Inc.	51	04/16/21	USD	210.00	USD	990	(1,020)
Sage Therapeutics, Inc.	13	04/16/21	USD	87.50	USD	97	(1,235)
Sanofi — ADR	109	04/16/21	USD	48.45	USD	539	(16,418)
Sarepta Therapeutics, Inc.	34	04/16/21	USD	95.00	USD	253	(2,040)
Seagen, Inc.	129	04/16/21	USD	174.00	USD	1,791	(609)
Seres Therapeutics, Inc.	43	04/16/21	USD	30.00	USD	89	(860)
Seres Therapeutics, Inc.	2	04/16/21	USD	25.00	USD	4	(95)
Silk Road Medical, Inc.	6	04/16/21	USD	60.00	USD	30	(300)
Stryker Corp.	100	04/16/21	USD	248.25	USD	2,436	(23,490)
TCR2 Therapeutics, Inc.	20	04/16/21	USD	35.00	USD	44	(3,000)
Teladoc Health, Inc.	39	04/16/21	USD	300.00	USD	709	(254)
Teleflex, Inc.	38	04/16/21	USD	420.00	USD	1,579	(30,590)
Thermo Fisher Scientific, Inc.	75	04/16/21	USD	500.00	USD	3,423	(7,875)
UnitedHealth Group, Inc.	194	04/16/21	USD	340.00	USD	7,218	(663,480)
Zimmer Biomet Holdings, Inc.	74	04/16/21	USD	165.00	USD	1,185	(14,060)
Zoetis, Inc.	81	04/16/21	USD	160.00	USD	1,276	(15,187)
Amgen, Inc.	53	04/23/21	USD	250.00	USD	1,319	(26,765)
Centene Corp.	75	04/23/21	USD	62.00	USD	479	(22,725)
Cigna Corp.	74	04/23/21	USD	242.50	USD	1,789	(47,175)
Eli Lilly & Co.	45	04/23/21	USD	220.00	USD	841	(4,500)
Eli Lilly & Co.	217	04/23/21	USD	197.50	USD	4,054	(30,380)
Humana, Inc.	16	04/23/21	USD	415.00	USD	671	(20,560)
Intuitive Surgical, Inc.	9	04/23/21	USD	755.00	USD	665	(14,265)
Johnson & Johnson	93	04/23/21	USD	165.00	USD	1,528	(25,389)
McKesson Corp.	6	04/23/21	USD	192.50	USD	117	(4,515)
Medtronic PLC	56	04/23/21	USD	118.00	USD	662	(12,740)
Regeneron Pharmaceuticals, Inc.	33	04/23/21	USD	485.00	USD	1,561	(31,680)
Regeneron Pharmaceuticals, Inc.	10	04/23/21	USD	500.00	USD	473	(5,550)
Teladoc Health, Inc.	23	04/23/21	USD	212.50	USD	418	(3,761)
UnitedHealth Group, Inc.	56	04/23/21	USD	355.00	USD	2,084	(120,260)
Abbott Laboratories	140	04/30/21	USD	122.00	USD	1,678	(35,770)
AmerisourceBergen Corp.	27	04/30/21	USD	122.00	USD	319	(6,008)
Becton Dickinson and Co.	48	04/30/21	USD	252.50	USD	1,167	(13,560)
Biogen, Inc.	16	04/30/21	USD	282.50	USD	448	(20,560)
Boston Scientific Corp.	781	04/30/21	USD	40.00	USD	3,019	(48,422)
Bristol-Myers Squibb Co.	203	04/30/21	USD	62.00	USD	1,282	(47,908)
Cardinal Health, Inc.	65	04/30/21	USD	59.50	USD	395	(18,037)
Centene Corp.	103	04/30/21	USD	64.50	USD	658	(31,363)
Edwards Lifesciences Corp.	285	04/30/21	USD	84.00	USD	2,384	(90,487)
Eli Lilly & Co.	87	04/30/21	USD	187.50	USD	1,625	(53,505)
Exact Sciences Corp.	25	04/30/21	USD	145.00	USD	329	(8,313)
Illumina, Inc.	31	04/30/21	USD	440.00	USD	1,191	(10,850)
Intuitive Surgical, Inc.	9	04/30/21	USD	760.00	USD	665	(13,635)
Intuitive Surgical, Inc.	10	04/30/21	USD	755.00	USD	739	(18,500)
Mckesson Corp	5	04/30/21	USD	197.50	USD	98	(3,063)
Medtronic PLC	125	04/30/21	USD	117.00	USD	1,477	(44,375)
Pfizer, Inc.	663	04/30/21	USD	35.50	USD	2,402	(82,543)

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Teladoc Health, Inc.	9	04/30/21	USD	225.00	USD	164	$(1,067)
UnitedHealth Group, Inc.	70	04/30/21	USD	370.00	USD	2,604	(81,725)
Alcon AG	137	05/04/21	USD	73.97	USD	961	(26,873)
Abbott Laboratories	384	05/07/21	USD	124.11	USD	4,602	(72,315)
Boston Scientific Corp.	282	05/07/21	USD	40.00	USD	1,090	(20,022)
Bristol-Myers Squibb Co.	85	05/07/21	USD	64.00	USD	537	(12,112)
Cardinal Health, Inc.	56	05/07/21	USD	63.00	USD	340	(9,380)
Centene Corp.	128	05/07/21	USD	66.00	USD	818	(40,832)
Humana, Inc.	39	05/07/21	USD	432.50	USD	1,635	(35,100)
Abbott Laboratories	219	05/21/21	USD	125.00	USD	2,625	(41,719)
ABIOMED, Inc.	19	05/21/21	USD	320.00	USD	606	(40,375)
Acceleron Pharma, Inc.	49	05/21/21	USD	145.00	USD	664	(35,280)
Agios Pharmaceuticals, Inc.	46	05/21/21	USD	55.00	USD	238	(17,250)
Alcon, Inc.	137	05/21/21	USD	75.00	USD	961	(16,097)
Allakos, Inc.	42	05/21/21	USD	135.00	USD	482	(18,270)
Alnylam Pharmaceuticals, Inc.	57	05/21/21	USD	150.00	USD	805	(42,465)
Amedisys, Inc.	4	05/21/21	USD	280.00	USD	106	(3,240)
Amgen, Inc.	60	05/21/21	USD	260.00	USD	1,493	(25,800)
Anthem, Inc.	52	05/21/21	USD	360.00	USD	1,867	(80,600)
Apellis Pharmaceuticals, Inc.	41	05/21/21	USD	50.00	USD	176	(11,275)
Arcutis Biotherapeutics, Inc.	63	05/21/21	USD	35.00	USD	182	(12,442)
Argenx SE	12	05/21/21	USD	320.00	USD	330	(6,120)
Avantor, Inc.	71	05/21/21	USD	32.50	USD	205	(3,373)
Avantor, Inc.	109	05/21/21	USD	30.00	USD	315	(12,807)
Baxter International, Inc.	67	05/21/21	USD	82.50	USD	565	(28,810)
Blueprint Medicines Corp.	17	05/21/21	USD	105.00	USD	165	(7,990)
Bridgebio Pharma, Inc.	12	05/21/21	USD	70.00	USD	74	(2,550)
Bristol-Myers Squibb Co.	92	05/21/21	USD	65.00	USD	581	(12,236)
Cardinal Health, Inc.	124	05/21/21	USD	62.50	USD	753	(25,420)
ChemoCentryx, Inc.	15	05/21/21	USD	65.00	USD	77	(3,825)
Cigna Corp.	32	05/21/21	USD	230.00	USD	774	(56,720)
Cigna Corp.	80	05/21/21	USD	240.00	USD	1,934	(93,600)
Cytokinetics, Inc.	29	05/21/21	USD	26.00	USD	67	(6,815)
DENTSPLY SIRONA, Inc.	85	05/21/21	USD	62.50	USD	542	(33,150)
DexCom, Inc.	35	05/21/21	USD	370.00	USD	1,258	(74,200)
Dicerna Pharmaceuticals, Inc.	27	05/21/21	USD	30.00	USD	69	(3,240)
Enanta Pharmaceuticals, Inc.	4	05/21/21	USD	55.00	USD	20	(960)
Encompass Health Corp.	72	05/21/21	USD	85.00	USD	590	(14,940)
Envista Holdings Corp.	9	05/21/21	USD	44.00	USD	37	(1,323)
Genmab A/S, ADR	63	05/21/21	USD	35.00	USD	207	(10,080)
Global Blood Therapeutics, Inc.	52	05/21/21	USD	50.00	USD	212	(4,550)
Horizon Therapeutics PLC	37	05/21/21	USD	105.00	USD	341	(10,545)
Horizon Therapeutics PLC	36	05/21/21	USD	100.00	USD	331	(15,480)
Intellia Therapeutics, Inc.	16	05/21/21	USD	72.00	USD	128	(26,159)
Intuitive Surgical, Inc.	9	05/21/21	USD	750.00	USD	665	(23,445)
IQVIA Holdings, Inc.	43	05/21/21	USD	195.00	USD	831	(31,175)
Johnson & Johnson	209	05/21/21	USD	165.00	USD	3,435	(86,735)
Kodiak Sciences, Inc.	21	05/21/21	USD	150.00	USD	238	(7,193)
LHC Group, Inc.	58	05/21/21	USD	210.00	USD	1,109	(21,750)
Medtronic PLC	159	05/21/21	USD	120.00	USD	1,878	(48,495)
Merck & Co., Inc.	132	05/21/21	USD	77.50	USD	1,018	(31,350)
Mersana Therapeutics, Inc.	25	05/21/21	USD	20.00	USD	40	(1,188)
Mirati Therapeutics, Inc.	55	05/21/21	USD	190.00	USD	942	(33,275)
Molecular Templates, Inc.	39	05/21/21	USD	15.00	USD	49	(3,608)
Neurocrine Biosciences, Inc.	27	05/21/21	USD	115.00	USD	263	(7,560)
Nevro Corp.	28	05/21/21	USD	160.00	USD	391	(9,520)
Novocure Ltd.	34	05/21/21	USD	165.00	USD	449	(11,985)
Oak Street Health, Inc.	52	05/21/21	USD	65.00	USD	282	(6,500)
Pfizer, Inc.	513	05/21/21	USD	37.00	USD	1,859	(36,166)
PPD, Inc.	20	05/21/21	USD	40.00	USD	76	(2,550)
Prothena PLC	21	05/21/21	USD	25.25	USD	53	(7,797)
Quest Diagnostics, Inc.	48	05/21/21	USD	125.00	USD	616	(31,680)

6

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Rapt Therapeutics, Inc.	7	05/21/21	USD	25.00	USD	16	$(2,538)
ResMed, Inc.	62	05/21/21	USD	195.00	USD	1,203	(54,870)
Sage Therapeutics, Inc.	13	05/21/21	USD	100.00	USD	97	(9,165)
Silk Road Medical, Inc.	28	05/21/21	USD	55.00	USD	142	(5,600)
Stoke Therapeutics, Inc.	25	05/21/21	USD	70.00	USD	97	(2,625)
Stryker Corp	110	05/21/21	USD	248.00	USD	2,679	(62,623)
TCR2 Therapeutics, Inc.	18	05/21/21	USD	25.00	USD	40	(3,420)
Teladoc Health, Inc.	12	05/21/21	USD	195.00	USD	218	(11,940)
Teleflex, Inc.	34	05/21/21	USD	420.00	USD	1,413	(53,550)
UnitedHealth Group, Inc.	51	05/21/21	USD	380.00	USD	1,898	(50,872)
Zimmer Biomet Holdings, Inc.	156	05/21/21	USD	165.00	USD	2,497	(83,460)
Zoetis, Inc.	126	05/21/21	USD	165.00	USD	1,984	(22,050)
Arcutis Biotherapeutics, Inc.	43	06/18/21	USD	40.00	USD	124	(10,643)
Iovance Biotherapeutics, Inc.	56	06/18/21	USD	40.00	USD	177	(9,800)
Prothena Corp. PLC	38	06/18/21	USD	24.00	USD	95	(18,430)
Rapt Therapeutics, Inc.	8	06/18/21	USD	25.00	USD	18	(3,020)
Seagen, Inc.	120	06/18/21	USD	170.00	USD	1,666	(35,400)
Thermo Fisher Scientific, Inc.	61	06/18/21	USD	480.00	USD	2,784	(71,675)

							$(5,374,075)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Forma Therapeutics Holdings, Inc.	Barclays Bank PLC	1,200	04/06/21	USD	38.05	USD	34	$—
Roche Holding AG	Goldman Sachs International	1,100	04/07/21	CHF	304.77	CHF	337	(4,560)
Forma Therapeutics Holdings, Inc.	Barclays Bank PLC	1,200	04/08/21	USD	38.77	USD	34	(1)
PPD, Inc.	Citibank N.A.	6,400	04/08/21	USD	37.48	USD	242	(7,113)
Gilead Sciences, Inc.	Citibank N.A.	42,900	04/09/21	USD	64.15	USD	2,773	(48,539)
Hansoh Pharmaceutical Group Co. Ltd.	JPMorgan Chase Bank N.A.	80,000	04/13/21	HKD	42.90	HKD	2,983	(73)
Sanofi	Barclays Bank PLC	11,300	04/13/21	EUR	78.85	EUR	953	(73,574)
Krystal Biotech, Inc.	Bank of America N.A.	1,400	04/14/21	USD	81.28	USD	108	(2,236)
PPD, Inc.	Bank of America N.A.	2,000	04/14/21	USD	37.10	USD	76	(2,353)
Genmab A/S	UBS AG	3,200	04/15/21	DKK	2,179.08	DKK	6,676	(13,683)
Hansoh Pharmaceutical Group Co. Ltd.	JPMorgan Chase Bank N.A.	88,000	04/20/21	HKD	35.95	HKD	3,282	(20,862)
Sanofi	Goldman Sachs International	8,300	04/20/21	EUR	80.91	EUR	700	(36,969)
Genmab A/S	Barclays Bank PLC	2,700	04/21/21	DKK	2,165.06	DKK	5,633	(17,433)
Merck KGaA	Barclays Bank PLC	4,300	04/21/21	EUR	140.16	EUR	627	(34,415)
Straumann Holding AG	Barclays Bank PLC	1,000	04/21/21	CHF	1,165.96	CHF	1,180	(36,781)
Sanofi — ADR	Barclays Bank PLC	9,800	04/26/21	USD	49.50	USD	485	(8,606)
WuXi AppTec Co. Ltd., Class H	JPMorgan Chase Bank N.A.	24,400	04/27/21	HKD	159.05	HKD	3,746	(26,985)
Wuxi Biologics Cayman, Inc.	JPMorgan Chase Bank N.A.	119,000	04/27/21	HKD	94.73	HKD	11,666	(90,877)
Merck KGaA	Goldman Sachs International	2,700	04/29/21	EUR	137.30	EUR	394	(27,129)
Hansoh Pharmaceutical Group Co. Ltd.	Goldman Sachs International	34,000	05/04/21	HKD	36.67	HKD	1,268	(7,580)
Eisai Co. Ltd.	Morgan Stanley & Co. International PLC	9,300	05/06/21	JPY	7,736.11	JPY	69,213	(14,495)
Hansoh Pharmaceutical Group Co. Ltd.	Citibank N.A.	80,000	05/06/21	HKD	36.95	HKD	2,983	(16,754)
Roche Holding AG	Citibank N.A.	2,000	05/06/21	CHF	306.91	CHF	612	(13,732)
WuXi AppTec Co. Ltd.	Morgan Stanley & Co. International PLC	40,000	05/06/21	HKD	153.18	HKD	6,141	(65,617)
Arcutis Biotherapeutics, Inc.	Barclays Bank PLC	3,500	05/11/21	USD	32.91	USD	101	(5,440)
Hansoh Pharmaceutical Group Co. Ltd.	Citibank N.A.	52,000	05/11/21	HKD	37.88	HKD	1,939	(8,692)
Sanofi	UBS AG	6,600	05/11/21	EUR	83.46	EUR	556	(9,443)
WuXi AppTec Co. Ltd.	Morgan Stanley & Co. International PLC	15,600	05/14/21	HKD	162.41	HKD	2,395	(9,839)
PPD, Inc.	Bank of America N.A.	2,100	05/26/21	USD	39.32	USD	79	(3,427)

								$(607,208)

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Health Sciences Trust (BME)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Trust were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Trust’s investments categorized in the fair value hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology.	$95,673,617	$7,721,305	$2,375,125	$105,770,047
Diversified Financial Services	2,471,722	—	—	2,471,722
Health Care Equipment & Supplies	164,365,820	3,744,745	—	168,110,565
Health Care Providers & Services	114,626,696	—	—	114,626,696
Health Care Technology	3,994,865	—	—	3,994,865
Insurance	427,281	—	—	427,281
Internet & Direct Marketing Retail	—	2,296,536	—	2,296,536
Life Sciences Tools & Services	37,859,774	7,908,205	—	45,767,979
Pharmaceuticals	85,385,569	19,296,453	—	104,682,022
Other Interests	—	—	270,027	270,027
Preferred Securities
Preferred Stocks	—	402,275	3,571,516	3,973,791
Warrants	190,793	—	—	190,793
Short-Term Securities
Money Market Funds	11,483,604	—	—	11,483,604

	$516,479,741	$41,369,519	$6,216,668	564,065,928

Investments Valued at NAV(a)				525,967

				$564,591,895

Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$(5,105,625)	$(875,658)	$—	$(5,981,283)

(a)	Certain investments of the Trust were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are options written. Options written are shown at value.

8

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Health Sciences Trust (BME)

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Other Interests	Preferred Stocks	Total
Assets
Opening balance, as of December 31, 2020	$2,699,612	$254,814	$1,417,773	$4,372,199
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(132,438)	—	(250,023)	(382,461)
Other(a)	(235,430)	—	235,430	—
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	—	—	—	—
Net change in unrealized appreciation (depreciation)(b)	43,381	15,213	73,341	131,935
Purchases	—	—	2,094,995	2,094,995
Sales	—	—	—	—

Closing balance, as of March 31, 2021	$2,375,125	$270,027	$3,571,516	$6,216,668

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2021(b)	$43,381	$15,213	$73,341	$131,935

(a)	Certain Level 3 investments were re-classified between Common Stocks and Preferred Stocks.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $560,001. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$2,375,125	Income	Discount Rate	1%	—
Preferred Stocks(b,c)	3,281,542	Market	Market Adjustment Multiple	1.10x	—
			Volatility	80%	—
			Time to Exit	2.0 - 3.0	2.3
			Recent Transactions	—	—
		Income	Discount Rate	1% - 3%	2%

	$5,656,667

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)

For the period end March 31, 2021, the valuation technique for investments classified as Preferred Stocks amounting to $348,001 changed to Option Pricing Model. The investments were previously valued utilizing Transaction Price approach. The change was due to consideration of the information that was available at the time the investments were valued.

(c)

For the period end March 31, 2021, the valuation technique for investments classified as Preferred Stocks amounting to $808,781 changed to Current Value approach. The investments were previously valued utilizing Transaction Price approach. The change was due to consideration of the information that was available at the time the investments were valued.

Currency Abbreviation

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

HKD	Hong Kong Dollar

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

SCHEDULE OF INVESTMENTS	9